VESSELS AND CAPITALIZED DRY-DOCKING	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
VESSELS AND CAPITALIZED DRY-DOCKING	NOTE 3 - VESSELS AND CAPITALIZED DRY-DOCKING

	30 June	30 June	31 December
USDm	2025	2024	2024

Cost
Balance as of beginning of period	3,500.9	2,622.1	2,622.1
Additions	58.6	428.3	792.7
Disposals	-22.1	-7.2	-20.7
Transferred from prepayments	—	141.0	197.5
Transferred to assets held for sale	-160.4	-43.7	-90.7
Balance	3,377.0	3,140.5	3,500.9

Depreciation
Balance as of beginning of period	660.6	536.3	536.3
Disposals	-22.0	-7.2	-20.7
Depreciation for the period	102.6	87.5	186.7
Transferred to assets held for sale	-67.3	-19.5	-41.7
Balance	673.9	597.1	660.6

Impairment
Balance as of beginning of period	13.6	15.6	15.6
Transferred to assets held for sale	-2.2	-0.9	-2.0
Balance	11.4	14.7	13.6

Carrying amount	2,691.7	2,528.7	2,826.7
Included in the carrying amount for "Vessels and capitalized dry-docking" are capitalized dry-
docking costs in the amount of USD 121.9m (30 June 2024: USD 81.0m, 31 December 2024:
USD 108.2m).
Depreciation for the six months ended 30 June 2025 related to "Other plant and operating equipment" amounts to USD 0.5m (30 June 2024: USD 0.7m, 31 December 2024: USD 1.8m) and
related to “Land and buildings”amounts to USD 1.4m (30 June 2024: USD 1.3m, 31 December
2024: USD 2.5m).
Impairment Assessment
For determination of the vessel values, TORM has carried out an impairment indicator assessment and has found no indication of impairment, and therefore, TORM does not find any need to reassess the recoverable amount as of 30 June 2025.
NOTE 3 - continued
Non-current Assets Sold During the Period

	30 June	30 June	31 December
USDm	2025	2024	2024

Sold and delivered during the year
Number of vessels	4	1	4
Vessel sales price (CF) ¹⁾	78.5	22.7	84.2
Carrying amount of vessels and capitalized dry-docking	-59.8	-10.9	-47.0
Bunker and lube oil cost	-2.2	-0.7	-1.5
Transaction costs (CF) ²⁾	-1.6	-0.7	-1.6
Profit on sale	14.9	10.4	34.1

Sold last year and delivered during the year
Number of vessels	—	3	3
Vessel sales price (CF)	—	67.3	67.3
Carrying amount of assets held for sale	—	-47.2	-47.2
Bunker and lube oil cost	—	-2.0	-2.0
Transaction costs (CF)	—	-0.9	-0.9
Profit on sale	—	17.2	17.2

Assets held for sale
Number of vessels held for sale end of period	2	1	—
Carrying amount	31.1	12.4	0.0
¹⁾ Includes sales price for one vessel of USD 18.9m at 31 December 2024, where cash was collected in 2025
²⁾ Includes transaction costs for one vessel sale of USD 0.5m at 31 December 2024, which was paid in 2025
CF: Included in Sale of tangible fixed assets in Consolidated Cash Flow Statement
The assets held for sale are expected to be delivered during the third quarter of 2025.